VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—2.4%
Cogent Communications Holdings, Inc.	186,401	$ 12,368
Electronic Arts, Inc.	98,610	12,475
Paramount Global Class B	190,755	7,212
		32,055

Consumer Discretionary—14.9%
AutoZone, Inc.(1)	6,416	13,118
Best Buy Co., Inc.	141,885	12,897
Deckers Outdoor Corp.(1)	47,003	12,868
Dollar General Corp.	65,437	14,568
Domino’s Pizza, Inc.	28,762	11,707
DR Horton, Inc.	160,675	11,972
Fox Factory Holding Corp.(1)	128,494	12,586
Garmin Ltd.	113,198	13,426
Lowe’s Cos., Inc.	58,983	11,926
MDC Holdings, Inc.	442,519	16,745
Naspers Ltd. Sponsored ADR	543,521	12,267
Pool Corp.	19,525	8,256
PulteGroup, Inc.	299,520	12,550
Rollins, Inc.	367,158	12,869
TopBuild Corp.(1)	48,706	8,835
Whirlpool Corp.	64,564	11,155
		197,745

Consumer Staples—1.5%
Kroger Co. (The)	114,869	6,590
Tyson Foods, Inc. Class A	153,032	13,716
		20,306

Energy—3.8%
Hess Corp.	66,687	7,138
ONEOK, Inc.	195,205	13,787
Phillips 66	165,663	14,312
Valero Energy Corp.	143,785	14,600
		49,837

Financials—16.0%
AGNC Investment Corp.	1,118,947	14,658
Allstate Corp. (The)	92,687	12,838
Broadridge Financial Solutions, Inc.	55,638	8,664
Citigroup, Inc.	240,548	12,845
Equitable Holdings, Inc.	424,892	13,134
Fidelity National Financial, Inc.	246,071	12,018
First Republic Bank	108,235	17,545
Gallagher (Arthur J.) & Co.	77,554	13,541
Globe Life, Inc.	126,214	12,697
Hanover Insurance Group, Inc. (The)	77,574	11,599
Kinsale Capital Group, Inc.	56,591	12,904
	Shares	Value

Financials—continued
MSCI, Inc. Class A	24,598	$ 12,370
Nasdaq, Inc.	38,554	6,870
New Residential Investment Corp.	954,655	10,482
Reinsurance Group of America, Inc.	114,278	12,509
State Street Corp.	155,317	13,531
T. Rowe Price Group, Inc.	91,715	13,866
		212,071

Health Care—10.2%
Agilent Technologies, Inc.	50,286	6,654
Amgen, Inc.	54,001	13,058
Chemed Corp.	25,506	12,920
Humana, Inc.	10,434	4,541
IQVIA Holdings, Inc.(1)	30,187	6,979
Quest Diagnostics, Inc.	72,614	9,938
Repligen Corp.(1)	62,410	11,739
ResMed, Inc.	49,992	12,124
STERIS plc	27,932	6,753
Teleflex, Inc.	34,430	12,217
Veeva Systems, Inc. Class A(1)	126,262	26,826
West Pharmaceutical Services, Inc.	28,790	11,824
		135,573

Industrials—18.1%
AMETEK, Inc.	81,349	10,834
Carrier Global Corp.	210,953	9,676
Copart, Inc.(1)	103,876	13,033
Cummins, Inc.	80,298	16,470
Dover Corp.	36,619	5,746
EMCOR Group, Inc.	112,715	12,695
Fair Isaac Corp.(1)	25,659	11,969
FedEx Corp.	61,934	14,331
Graco, Inc.	155,331	10,830
L3Harris Technologies, Inc.	48,420	12,031
Leidos Holdings, Inc.	121,620	13,137
Masco Corp.	248,386	12,668
Mercury Systems, Inc.(1)	130,309	8,398
Norfolk Southern Corp.	43,590	12,433
Old Dominion Freight Line, Inc.	18,527	5,534
Republic Services, Inc. Class A	93,552	12,396
Roper Technologies, Inc.	26,068	12,310
Stanley Black & Decker, Inc.	141,863	19,831
Toro Co. (The)	156,249	13,358
TransUnion	111,944	11,568
		239,248

Information Technology—12.2%
Broadcom, Inc.	22,411	14,112
Cadence Design Systems, Inc.(1)	71,169	11,704
Global Payments, Inc.	82,521	11,292
	Shares	Value

Information Technology—continued
Hewlett Packard Enterprise Co.	772,515	$ 12,909
HP, Inc.	344,567	12,508
Jabil, Inc.	109,473	6,758
Keysight Technologies, Inc.(1)	43,350	6,848
Lam Research Corp.	25,900	13,924
Micron Technology, Inc.	159,156	12,397
Motorola Solutions, Inc.	29,935	7,250
Paycom Software, Inc.(1)	37,390	12,951
Skyworks Solutions, Inc.	97,549	13,001
Synopsys, Inc.(1)	36,255	12,083
Teledyne Technologies, Inc.(1)	28,546	13,492
		161,229

Materials—8.4%
Avery Dennison Corp.	79,032	13,749
Ball Corp.	130,825	11,774
Celanese Corp.	93,728	13,391
FMC Corp.	101,331	13,332
LyondellBasell Industries N.V. Class A	185,373	19,060
Packaging Corp. of America	87,351	13,636
POSCO Holdings, Inc. Sponsored ADR	224,010	13,277
Royal Gold, Inc.	91,523	12,931
		111,150

Real Estate—4.9%
Alexandria Real Estate Equities, Inc.	31,610	6,362
American Tower Corp.	90,950	22,849
Medical Properties Trust, Inc.	480,740	10,163
National Health Investors, Inc.	146,253	8,630
Realty Income Corp.	87,475	6,062
Sun Communities, Inc.	61,214	10,730
		64,796

Utilities—6.8%
American Water Works Co., Inc.	66,116	10,944
Atmos Energy Corp.	105,715	12,632
Eversource Energy	152,000	13,405
NextEra Energy, Inc.	159,229	13,488
Sempra Energy	76,151	12,803
WEC Energy Group, Inc.	137,094	13,683
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Utilities—continued
Xcel Energy, Inc.	182,876	$ 13,198
		90,153

Total Common Stocks (Identified Cost $1,107,349)		1,314,163

Total Long-Term Investments—99.2% (Identified Cost $1,107,349)		1,314,163

	Shares	Value

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	12,139,631	$ 12,140
Total Short-Term Investment (Identified Cost $12,140)		12,140

TOTAL INVESTMENTS—100.1% (Identified Cost $1,119,489)		$1,326,303
Other assets and liabilities, net—(0.1)%		(685)
NET ASSETS—100.0%		$1,325,618
Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,314,163	$1,314,163
Money Market Mutual Fund	12,140	12,140
Total Investments	$1,326,303	$1,326,303
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ MID-CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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